RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 68.2%
	OIL & GAS PRODUCERS - 68.2%
1,023,605	AltaGas Ltd.	$ 23,617,104
4,019,045	Cenovus Energy, Inc.	58,155,581
332,198	Cheniere Energy, Inc.	74,296,083
315,000	DT Midstream, Inc.	31,840,200
429,734	Enbridge, Inc.	18,581,698
1,354,560	Keyera Corporation	38,428,027
1,781,964	Kinder Morgan, Inc.	48,968,371
151,559	Marathon Petroleum Corporation	22,083,662
619,978	ONEOK, Inc.	60,243,262
1,061,888	PBF Energy, Inc., Class A	31,070,843
1,649,549	Pembina Pipeline Corporation	59,565,214
355,306	Phillips 66	41,879,918
1,349,878	South Bow Corporation	32,262,084
1,508,608	Suncor Energy, Inc.	56,663,317
335,779	Targa Resources Corporation	66,081,307
204,390	TC Energy Corporation	9,207,770
161,163	Valero Energy Corporation	21,434,679
307,467	Viper Energy, Inc.	14,420,202
805,932	Williams Companies, Inc. (The)	44,672,811
	TOTAL COMMON STOCKS (Cost $550,598,527)	753,472,133

	MASTER LIMITED PARTNERSHIPS — 29.7%
	METALS & MINING - 3.3%
1,280,280	Alliance Resource Partners, L.P.	36,744,036

	OIL & GAS PRODUCERS - 26.4%
4,324,033	Energy Transfer, L.P.	88,556,196
1,570,476	Enterprise Products Partners, L.P.	51,276,041
2,563,833	Plains GP Holdings, L.P., Class A	54,225,068
800,988	Sunoco, L.P.	45,119,654

RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2025

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 29.7% (Continued)
	OIL & GAS PRODUCERS – 26.4% (Continued)
1,286,885	Western Midstream Partners, L.P.	$ 52,955,318
		292,132,277

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $217,168,940)	328,876,313

	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
20,187,242	First American Government Obligations Fund, X, 4.32% (Cost $20,187,242)(a)	20,187,242

	TOTAL INVESTMENTS - 99.7% (Cost $787,954,709)	$ 1,102,535,688
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	3,083,530
	NET ASSETS - 100.0%	$ 1,105,619,218

L.P.	- Limited Partnership
Ltd.	- Limited Company

(a)	Rate disclosed is the seven day effective yield as of January 31, 2025.